Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Financial assets measured at fair value through profit or loss	$ 0	$ 521	$ 5,017
Measured at amortized cost:
Cash and cash equivalents	106,437	138,023	184,452
Financial asset at amortized cost	11,229	10,358	5,140
Accounts receivable and other receivables (including related parties)	189,279	188,774	192,534
Restricted deposit (including current and noncurrent)	164,326	147,000	138,200
Total	488,013	516,001	550,937
Financial assets at fair value through profit or loss, category [member]
Financial assets measured at fair value through profit or loss	9,768	2,121	15,579
Financial assets at fair value through other comprehensive income, category [member]
Financial assets measured at fair value through other comprehensive income	791	1,522	1,680
Financial assets at amortised cost, category [member]
Measured at amortized cost:
Cash and cash equivalents	106,437	138,023	184,452
Financial asset at amortized cost	11,229	10,358	5,140
Accounts receivable and other receivables (including related parties)	194,021	215,070	204,543
Restricted deposit (including current and noncurrent)	164,456	147,470	138,324
Refundable deposits	1,311	1,437	1,219
Subtotal	$ 477,454	$ 512,358	$ 533,678